Initial Public Offering (Details)	Nov. 04, 2024 $ / shares shares
Initial Public Offering [Line Items]
Purchase price, per unit (in Dollars per share) | $ / shares	$ 10
Rights [Member]
Initial Public Offering [Line Items]
Number of ordinary shares in a unit	1
Class A Ordinary shares [Member]
Initial Public Offering [Line Items]
Purchase price, per unit (in Dollars per share) | $ / shares	$ 10
Number of ordinary shares in a unit	1
IPO [Member]
Initial Public Offering [Line Items]
Issuance of ordinary shares	25,000,000
Purchase price, per unit (in Dollars per share) | $ / shares	$ 10
IPO [Member] | Rights [Member]
Initial Public Offering [Line Items]
Number of ordinary shares in a unit	1
IPO [Member] | Class A Ordinary shares [Member]
Initial Public Offering [Line Items]
Issuance of ordinary shares	25,000,000
Purchase price, per unit (in Dollars per share) | $ / shares	$ 10
Number of ordinary shares in a unit	1